Statement of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Assets [Abstract]
Current assets	$ 2,564	$ 2,790
Cash and cash equivalents	786	892
Restricted cash	36	35
Receivables	456	496
Trade	52	104
Recoverable taxes, rebates, levies and duties	264	247
Other	140	145
Inventories	960	1,165
Materials on the leach pad	124	128
Deferred taxation assets	59	74
Assets held for sale	143	0
Property, plant and equipment, net	5,625	7,235
Acquired properties, net	133	748
Goodwill and other intangibles, net	277	305
Other long-term inventory	126	180
Materials on the leach pad	489	445
Other long-term assets	1,452	1,360
Deferred taxation assets	104	39
Total assets	10,770	13,102
LIABILITIES AND EQUITY
Current liabilities	1,296	1,959
Accounts payable and other current liabilities	847	1,007
Short-term debt	308	271
Short-term debt at fair value	18	588
Bank overdraft	25	0
Tax payable	41	93
Liabilities held for sale	57	0
Other non-current liabilities	293	379
Long-term debt	2,306	2,750
Long-term debt at fair value	1,297	0
Derivatives	0	10
Deferred taxation liabilities	885	1,157
Provision for environmental rehabilitation	698	758
Provision for labor, civil, compensation claims and settlements	27	32
Provision for pension and other post-retirement medical benefits	168	209
Commitments and contingencies
Equity	3,800	5,848
Share capital - 600,000,000 (2012 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2012 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2013 - 402,121,801 (2012 - 383,166,205). E ordinary shares issued 2013 - 700,000 (2012 - 700,000)	13	13
Additional paid in capital	9,062	8,808
Accumulated deficit	(4,006)	(2,103)
Accumulated other comprehensive income	(1,290)	(928)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	3,815	5,826
Noncontrolling interests	(15)	22
Total liabilities and equity	$ 10,770	$ 13,102